ACCOUNTS RECEIVABLE, NET OF ALLOWANCE - Activity in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 5,884	$ 4,941	$ 4,941
Provision for doubtful accounts	(1,144)	(2,042)	(7,559)	$ (7,358)
Charge-offs, net			(6,600)	(9,300)
Balance, end of period	5,338		5,884	4,941
Contract Cancellations
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	5,884	$ 4,941	4,941	19,795
Cumulative effect of accounting changes				(12,876)
Provision for doubtful accounts	1,144		7,559	7,358
Charge-offs, net	(1,690)		(6,616)	(9,336)
Balance, end of period	$ 5,338		$ 5,884	$ 4,941